UTILITY PLANT AND JOINTLY-OWNED FACILITES (TEP's Interests in Jointly-Owned Generating Stations and Transmission Systems) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Jan. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Plant in Service	$ 1,364
Construction Work in Progress	33
Accumulated Depreciation	691
Net Book Value	706
San Juan Units 1 and 2 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	50.00%
Plant in Service	453
Construction Work in Progress	8
Accumulated Depreciation	242
Net Book Value	219
Navajo Units 1, 2, and 3 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	7.50%
Plant in Service	153
Construction Work in Progress	1
Accumulated Depreciation	112
Net Book Value	42
Four Corners Units 4 and 5 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	7.00%
Plant in Service	104
Construction Work in Progress	3
Accumulated Depreciation	77
Net Book Value	30
Luna Energy Facility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	33.30%
Plant in Service	55
Construction Work in Progress	0
Accumulated Depreciation	2
Net Book Value	53
GIla River Unit 3 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	75.00%
Plant in Service	186
Construction Work in Progress	0
Accumulated Depreciation	54
Net Book Value	132
Gila River Common Facilities [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	18.75%
Plant in Service	42
Construction Work in Progress	0
Accumulated Depreciation	11
Net Book Value	31
Transmission Facilities [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Plant in Service	371
Construction Work in Progress	21
Accumulated Depreciation	193
Net Book Value	$ 199
Springerville Unit 1 | Priorto Purchaseof Equity Interest [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station	24.70%
Springerville Unit 1 | Additional Purchase of Equity Interest [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station		24.80%
Springerville Unit 1 | Completion of Purchase of Equity Interest [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Percentage of ownership in generating station		49.50%